Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	3
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 17, 2013
Closing Date:		September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$148,537,466.82	0.5941499	$113,381,196.75	0.4535248	$35,156,270.07
Class A-2 Notes	$410,000,000.00	1.0000000	$410,000,000.00	1.0000000	$-
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$1,182,867,466.82	0.9209996	$1,147,711,196.75	0.8936264	$35,156,270.07

Weighted Avg. Coupon (WAC)	3.55%		3.54%
Weighted Avg. Remaining Maturity (WARM)	56.52		55.59
Pool Receivables Balance	$1,245,202,490.93		$1,209,613,504.12
Remaining Number of Receivables	67,574		66,753

Adjusted Pool Balance	$1,201,154,628.68		$1,167,121,641.55

III. COLLECTIONS

Principal:
Principal Collections	$34,579,757.68
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$326,951.85
Total Principal Collections	$34,906,709.53

Interest:
Interest Collections	$3,647,487.73
Late Fees & Other Charges	$50,905.16
Interest on Repurchase Principal	$-
Total Interest Collections	$3,698,392.89

Collection Account Interest	$1,140.05
Reserve Account Interest	$95.67
Servicer Advances	$-

Total Collections	$38,606,338.14

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	3
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$38,606,338.14
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$38,606,338.14

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,037,668.74		$1,037,668.74	$1,037,668.74
Collection Account Interest					$1,140.05
Late Fees & Other Charges					$50,905.16
Total due to Servicer					$1,089,713.95

2. Class A Noteholders Interest:
Class A-1 Notes		$28,139.60		$28,139.60
Class A-2 Notes		$194,750.00		$194,750.00
Class A-3 Notes		$352,658.33		$352,658.33
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$728,778.35		$728,778.35	$728,778.35

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$36,601,568.76

9. Regular Principal Distribution Amount:					$35,156,270.07
		Distributable Amount		Paid Amount
Class A-1 Notes				$35,156,270.07
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$35,156,270.07		$35,156,270.07
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$35,156,270.07		$35,156,270.07

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,445,298.69

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$44,047,862.25
Beginning Period Amount	$44,047,862.25
Current Period Amortization	$1,555,999.68
Ending Period Required Amount	$42,491,862.57
Ending Period Amount	$42,491,862.57
Next Distribution Date Required Amount	$40,962,959.68

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	3
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$18,287,161.86	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool		1.41%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		1.52%	1.66%	1.66%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.13%	66,174	98.96%	$1,197,017,460.09
30 - 60 Days	0.67%	449	0.80%	$9,680,648.02
61 - 90 Days	0.16%	105	0.19%	$2,346,399.34
91 + Days	0.04%	25	0.05%	$568,996.67
		66,753		$1,209,613,504.12
Total
Delinquent Receivables 61 + days past due	0.19%	130	0.24%	$2,915,396.01
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.13%	87	0.16%	$1,956,284.13
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.07%	47	0.09%	$1,091,013.62
Three-Month Average Delinquency Ratio	0.13%		0.16%

Repossession in Current Period		28		$660,388.25
Repossession Inventory		40		$504,242.85

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,009,229.13
Recoveries				$(326,951.85)
Net Charge-offs for Current Period				$682,277.28

Beginning Pool Balance for Current Period				$1,245,202,490.93

Net Loss Ratio				0.66%
Net Loss Ratio for 1st Preceding Collection Period				0.11%
Net Loss Ratio for 2nd Preceding Collection Period				0.14%
Three-Month Average Net Loss Ratio for Current Period				0.30%

Cumulative Net Losses for All Periods				$951,490.88
Cumulative Net Losses as a % of Initial Pool Balance				0.07%

Principal Balance of Extensions				$4,873,632.68
Number of Extensions				214

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